Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1), we do not currently grant stock options, SARs, or similar option-like instruments to our NEOs or other employees or service providers. If in the future we anticipate granting stock options, SARs, or similar option-like instruments, we will establish a policy regarding how the Board of Directors determines when to grant such awards and how the Board of Directors or the Compensation Committee will take material nonpublic information into account when determining the timing and terms of such awards.